Investments in Associates and Joint Ventures - Summary of Financial Information on Investment in Joint Ventures (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of investments in associates and joint ventures [line items]
Loss for the year from continuing operations	¥ (6,168)	¥ 8,223	¥ 9,086
Other comprehensive income for the year, net of tax	(6,137)	3,533	(1,252)
Total comprehensive loss for the year, net of tax	(11,929)	11,743	5,852
Joint Ventures [Member]
Disclosure of investments in associates and joint ventures [line items]
Carrying amount of the interests	5,150	4,731
Loss for the year from continuing operations	(3,708)	(2,211)	(417)
Other comprehensive income for the year, net of tax	(35)	81
Total comprehensive loss for the year, net of tax	¥ (3,743)	¥ (2,130)	¥ (417)